AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.3%
Asset-Backed Securities — 0.8%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.938%(c)	01/19/35	40,000	$38,259,176
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.682%(c)	10/15/34	42,500	40,770,798
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.262%(c)	04/15/29	19,252	18,836,665

Total Asset-Backed Securities (cost $101,644,256)			97,866,639
Commercial Mortgage-Backed Securities — 7.0%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	13,000	12,217,628
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	12,194,696
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	25,000	23,127,287
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	2,431	2,378,367
Series 2014-GC23, Class A3
3.356%	07/10/47	11,062	10,696,879
Series 2015-GC29, Class A3
2.935%	04/10/48	14,081	13,292,494
Series 2015-GC31, Class A3
3.497%	06/10/48	13,585	12,889,640
Series 2015-GC33, Class A3
3.515%	09/10/58	19,042	18,103,620
Series 2016-C01, Class A3
2.944%	05/10/49	20,000	18,567,742
Series 2016-C02, Class A3
2.575%	08/10/49	17,500	15,869,938
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	31,888,720
Series 2016-P06, Class A4
3.458%	12/10/49	4,877	4,559,428
Series 2017-P07, Class A3
3.442%	04/14/50	18,606	17,155,431
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	15,237,733
Commercial Mortgage Trust,
Series 2014-CR15, Class A3
3.796%	02/10/47	6,442	6,427,935
Series 2014-CR18, Class A4
3.550%	07/15/47	8,303	8,071,964
Series 2014-UBS04, Class A4
3.420%	08/10/47	10,000	9,688,553
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,886	$1,803,137
Series 2015-CR22, Class A4
3.048%	03/10/48	15,000	14,331,060
Series 2015-CR26, Class A3
3.359%	10/10/48	15,180	14,449,244
Series 2015-DC01, Class A4
3.078%	02/10/48	10,000	9,663,853
Series 2015-LC21, Class A3
3.445%	07/10/48	14,476	13,828,798
Series 2015-PC01, Class A4
3.620%	07/10/50	5,736	5,562,948
Series 2016-COR01, Class A3
2.826%	10/10/49	24,738	22,516,035
Series 2016-DC02, Class A4
3.497%	02/10/49	10,968	10,361,878
Series 2017-COR02, Class A2
3.239%	09/10/50	38,294	35,043,590
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	17,117	16,325,040
Series 2015-C04, Class A3
3.544%	11/15/48	29,293	27,889,633
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	13,964,064
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	8,811	8,109,055
Series 2016-C03, Class A4
2.632%	08/10/49	15,000	13,658,479
Series 2017-C06, Class A3
3.269%	06/10/50	34,268	33,045,684
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4
3.587%	06/10/47	3,000	2,939,240
Series 2016-GS02, Class A3
2.791%	05/10/49	20,000	18,516,144
Series 2016-GS03, Class A3
2.592%	10/10/49	23,219	21,114,449
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A3
3.928%	01/15/47	2,274	2,226,416
Series 2014-C22, Class A3A1
3.538%	09/15/47	11,665	11,228,187
Series 2015-C30, Class A4
3.551%	07/15/48	12,280	11,807,853
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	46,607,607
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	888	880,532
Series 2016-JP02, Class A3
2.559%	08/15/49	15,675	14,205,794
A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	21,123	$20,236,285
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	9,765	8,782,799
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	9,156,366
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	23,167,092
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	9,687	9,466,645
Series 2015-C29, Class A3
3.368%	06/15/48	9,341	8,888,546
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	14,183,442
Series 2016-C35, Class A3
2.674%	07/15/48	24,188	22,087,737
Series 2016-LC24, Class A3
2.684%	10/15/49	31,425	28,560,130
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	18,286,428
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	13,580,882
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	26,009,194
Series 2019-C51, Class A3
3.055%	06/15/52	35,000	30,587,280

Total Commercial Mortgage-Backed Securities (cost $905,078,795)			835,439,601
Corporate Bonds — 86.0%
Aerospace & Defense — 1.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34	15,951	11,967,317
3.625%	03/01/48	1,000	619,858
3.900%	05/01/49	17,990	11,743,680
3.950%	08/01/59	8,125	5,071,246
4.508%	05/01/23(a)	12,677	12,635,519
5.805%	05/01/50	71,244	61,996,565
5.930%	05/01/60	42,730	36,608,031
7.875%	04/15/43	13,929	15,495,310
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/23(a)	5,675	5,645,448
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	3,218	2,561,355
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	439,337
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	$2,143,790
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	3,050	2,294,931
4.150%	05/15/45	1,150	920,831
4.450%	11/16/38(a)	1,400	1,219,942
4.875%	10/15/40	1,320	1,202,699
			172,565,859
Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	4,220	2,660,680
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	15,138	13,292,337
4.390%	08/15/37	39,700	28,362,051
4.700%	04/02/27(a)	5,130	4,791,205
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	02/11/23	15,483	15,363,784
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	2,240	1,890,800
5.850%	08/15/45	6,490	5,089,283
7.000%	08/04/41	3,275	3,046,464
8.125%	05/01/40	650	674,006
			75,170,610
Airlines — 0.5%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,575	2,201,353
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	7,920	6,589,996
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	2,928	2,623,715
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	3,850	3,437,736
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29(a)	16,034	12,540,538
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25(a)	2,070	2,011,791
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27(a)	7,520	7,364,939
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	143	126,643

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27(a)		1,058	$967,315
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28		3,344	3,031,766
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		17,529	15,153,399
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29(a)		4,175	3,466,907
				59,516,098
Auto Manufacturers — 1.7%
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30(a)		968	1,074,375
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)		5,650	4,069,470
4.750%	01/15/43		6,670	4,435,041
7.750%	06/15/43		1,510	1,401,572
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22(a)		35,700	35,641,230
4.271%	01/09/27(a)		1,775	1,552,566
4.687%	06/09/25(a)		34,740	32,295,629
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		3,785	3,087,370
5.150%	04/01/38		3,890	3,150,715
5.200%	04/01/45		22,128	16,949,903
5.400%	04/01/48		4,065	3,206,043
6.250%	10/02/43		45,675	39,756,729
6.600%	04/01/36		13,335	12,458,035
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24		3,525	3,437,672
4.000%	01/15/25		372	357,792
4.000%	10/06/26(a)		6,525	6,039,418
4.300%	07/13/25(a)		440	420,729
4.350%	01/17/27		4,835	4,487,761
5.250%	03/01/26		11,130	10,843,767
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	15,000	13,279,552
				197,945,369
Banks — 10.5%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.800%	02/23/28		4,400	3,860,512
4.379%	04/12/28(a)		8,200	7,292,212
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25(oo)	6,300	$6,039,083
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)	3,315	2,853,130
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	22,000	20,667,013
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(a)(oo)	35,795	29,551,442
Sr. Unsec’d. Notes
3.311%(ff)	04/22/42	12,500	8,827,354
3.419%(ff)	12/20/28	22,418	19,885,922
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41	54,760	35,302,241
2.884%(ff)	10/22/30	11,865	9,738,948
3.194%(ff)	07/23/30	5,180	4,362,738
3.824%(ff)	01/20/28	67,232	61,918,970
4.083%(ff)	03/20/51	38,060	28,486,611
4.271%(ff)	07/23/29	3,600	3,284,331
4.330%(ff)	03/15/50	10,295	8,095,244
5.000%	01/21/44	16,835	14,554,579
Sub. Notes
6.110%	01/29/37	1,000	967,156
Sub. Notes, MTN
4.450%	03/03/26	33,340	32,164,115
Sub. Notes, Series L, MTN
3.950%	04/21/25(a)	10,185	9,828,357
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(a)(oo)	11,245	9,954,544
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	775	734,425
4.375%	01/12/26(a)	16,285	15,365,886
5.304%(ff)	08/09/26	22,700	21,812,575
Sub. Notes
4.836%	05/09/28(a)	1,300	1,150,318
5.088%(ff)	06/20/30	12,000	10,473,631
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.675%(ff)	06/30/27	10,595	9,014,589
2.591%(ff)	01/20/28(a)	9,410	8,096,111
2.871%(ff)	04/19/32	10,000	7,579,339
3.132%(ff)	01/20/33	20,330	15,490,667
4.400%	08/14/28	11,780	10,547,375
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	12,605	10,029,130
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	01/11/28	4,000	3,524,539
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(a)(oo)	3,750	3,107,720
Jr. Sub. Notes, Series U
5.000%(ff)	09/12/24(a)(oo)	35,500	31,832,757

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	19,970	$16,049,009
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	24,735	18,998,980
2.904%(ff)	11/03/42	5,420	3,471,033
3.668%(ff)	07/24/28	34,800	31,444,947
3.700%	01/12/26	1,800	1,703,028
3.887%(ff)	01/10/28	385	354,622
5.875%	01/30/42	4,115	3,917,082
6.875%	02/15/98	2,825	2,877,593
8.125%	07/15/39	2,000	2,364,692
Sub. Notes
4.400%	06/10/25	5,400	5,250,599
4.450%	09/29/27	12,905	11,971,412
4.600%	03/09/26(a)	425	410,942
4.750%	05/18/46	1,045	828,955
5.875%	02/22/33	2,300	2,222,211
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	1,000	957,145
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	1,665	1,550,126
3.800%	06/09/23	16,907	16,593,500
Sr. Unsec’d. Notes, 144A
3.869%(ff)	01/12/29	12,455	10,324,539
4.207%(ff)	06/12/24	4,560	4,477,573
4.282%	01/09/28	7,135	6,074,210
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	4,815	4,491,162
5.375%	01/12/24(a)	14,400	14,331,930
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27	4,260	3,447,592
2.552%(ff)	01/07/28	1,022	837,340
3.950%	02/27/23	1,500	1,493,096
Sub. Notes
3.729%(ff)	01/14/32	11,800	8,009,132
3.742%(ff)	01/07/33	8,930	5,853,079
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26(a)	2,205	2,007,785
4.200%	08/08/23(a)	725	719,335
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(a)(oo)	2,250	2,093,796
Sr. Unsec’d. Notes
3.210%(ff)	04/22/42	2,975	2,009,856
3.500%	11/16/26(a)	9,640	8,899,352
3.750%	02/25/26	1,500	1,421,962
3.850%	01/26/27	42,400	39,527,860
Sub. Notes
5.150%	05/22/45	8,275	6,901,224
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	5,260	$4,673,476
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.950%	03/29/27	6,800	6,240,267
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/23/29	15,500	12,743,911
Sub. Notes, 144A
4.950%(ff)	06/01/42	4,505	2,661,869
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC
4.625%(ff)	11/01/22(a)(oo)	4,400	4,153,524
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	32,730	29,425,088
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	15,730	13,683,347
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.276%(c)	01/30/23(oo)	2,151	2,141,318
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	26,715	22,024,862
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
5.597%(c)	10/01/22(a)(oo)	26,100	26,100,000
Sr. Unsec’d. Notes
2.525%(ff)	11/19/41	34,035	21,320,002
2.739%(ff)	10/15/30	1,630	1,328,356
3.328%(ff)	04/22/52	25,890	16,944,301
3.782%(ff)	02/01/28	5,000	4,585,582
3.882%(ff)	07/24/38	42,267	33,159,726
3.897%(ff)	01/23/49	3,000	2,224,993
3.964%(ff)	11/15/48	57,900	43,355,022
4.005%(ff)	04/23/29	11,035	9,981,044
4.032%(ff)	07/24/48	3,525	2,671,136
4.260%(ff)	02/22/48	31,042	24,450,569
4.452%(ff)	12/05/29	1,500	1,372,076
5.600%	07/15/41	1,100	1,045,353
Sub. Notes
4.125%	12/15/26	9,450	8,926,827
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	10,000	9,192,542
M&T Bank Corp.,
Sub. Notes
4.000%	07/15/24(a)	510	501,956
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.309%(ff)	07/20/32	9,795	7,302,855
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	4,550	3,173,939
3.625%	01/20/27	2,600	2,421,916
4.375%	01/22/47	3,800	3,038,584
4.457%(ff)	04/22/39	8,035	6,795,583
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	589	561,874

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.431%(ff)	01/23/30(a)	27,100	$24,936,879
5.597%(ff)	03/24/51	33,500	32,089,649
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	12,595	9,261,555
3.971%(ff)	07/22/38	17,130	13,662,774
6.375%	07/24/42	5,875	6,095,409
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24(a)	1,190	1,169,802
Sub. Notes, MTN
4.100%	05/22/23	60	59,753
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.445%(ff)	05/08/30(a)	10,490	9,217,961
4.892%(ff)	05/18/29	1,895	1,722,877
5.076%(ff)	01/27/30	8,105	7,394,203
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24	450	443,682
Societe Generale SA (France),
Gtd. Notes, 144A
3.625%	03/01/41	16,230	9,743,989
Sr. Unsec’d. Notes, 144A
2.226%(ff)	01/21/26	10,136	9,203,480
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25	9,864	9,150,971
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%
6.890%(c)	12/15/22(a)(oo)	1,668	1,661,580
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	09/01/24(oo)	18,520	16,692,587
Jr. Sub. Notes, Series P
4.950%(ff)	09/01/25(a)(oo)	3,000	2,870,436
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.126%(ff)	08/13/30	15,000	12,426,859
4.125%	09/24/25	3,999	3,833,710
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.611%(ff)	04/25/53	10,000	8,123,500
5.013%(ff)	04/04/51	5,200	4,463,546
Sub. Notes, GMTN
4.900%	11/17/45	8,905	7,279,686
Sub. Notes, MTN
4.650%	11/04/44	3,135	2,487,977
4.750%	12/07/46	13,680	10,942,518
			1,243,417,544
Beverages — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	36,270	32,699,033
4.900%	02/01/46	91,673	79,451,950
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43	13,125	$10,111,348
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42	5,770	4,391,595
4.375%	04/15/38	32,950	28,166,440
4.439%	10/06/48	15,865	12,858,315
4.600%	04/15/48	5,245	4,347,850
5.450%	01/23/39	6,345	6,021,149
5.550%	01/23/49	63,944	60,151,584
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25	21,850	20,913,946
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48	23,729	21,329,726
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.500%	11/15/45	17,400	14,075,169
			294,518,105
Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26	800	734,719
2.770%	09/01/53	5,170	3,038,570
2.800%	08/15/41	11,000	7,532,602
3.000%	01/15/52	8,827	5,572,217
3.625%	05/22/24(a)	4,830	4,745,389
4.400%	05/01/45	18,243	14,877,248
4.663%	06/15/51	17,165	14,507,760
5.150%	11/15/41	6,183	5,635,326
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,177	1,137,312
3.650%	03/01/26	12,295	11,697,941
4.500%	02/01/45(a)	4,586	3,814,821
4.750%	03/01/46	6,095	5,309,628
4.800%	04/01/44	11,250	9,815,788
			88,419,321
Building Materials — 0.9%
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25	6,850	6,580,115
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	5,204	4,320,884
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,588,813
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	1,125	1,107,382
4.250%	12/15/47	3,150	2,403,446

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Masco Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/47	1,173	$900,374
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,700	2,415,335
4.200%	12/01/24	4,868	4,784,564
4.300%	07/15/47(a)	23,744	17,639,631
4.400%	01/30/48	16,375	12,248,988
7.000%	12/01/36	14,958	15,431,970
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	3,878	3,322,229
4.500%	06/15/47	32,910	26,739,822
4.700%	03/01/48	2,117	1,754,816
			101,238,369
Chemicals — 3.0%
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22(a)	16,313	16,309,699
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	21,248	17,141,003
5.150%	03/15/34	20,126	18,220,149
5.375%	03/15/44	21,384	18,147,587
Gtd. Notes, 144A
4.500%	12/01/26	20,768	19,966,046
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34	13,869	11,689,903
4.375%	11/15/42	19,950	15,746,487
4.800%	05/15/49	3,720	3,069,584
5.250%	11/15/41(a)	3,231	2,898,771
5.550%	11/30/48	27,623	25,061,651
7.375%	11/01/29(a)	7,959	8,690,966
9.400%	05/15/39	351	446,205
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	1,168	1,062,926
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25(a)	6,847	6,587,637
4.650%	10/15/44	2,030	1,598,657
4.800%	09/01/42(a)	4,057	3,326,114
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.750%	08/18/55	333	205,859
Huntsman International LLC,
Sr. Unsec’d. Notes
2.950%	06/15/31	24,321	18,374,208
4.500%	05/01/29	21,700	19,120,359
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	2,447	2,005,953
5.250%	07/15/43	21,058	17,909,193
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
LYB International Finance III LLC,
Gtd. Notes
2.250%	10/01/30(a)	12,275	$9,538,377
3.375%	10/01/40	18,764	12,912,251
3.625%	04/01/51	20,905	13,671,997
3.800%	10/01/60	3,893	2,442,426
4.200%	10/15/49	1,523	1,092,105
4.200%	05/01/50	41,020	29,571,903
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55	1,790	1,347,424
5.750%	04/15/24(a)	4,273	4,301,979
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	10,056	9,036,895
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	6,430	6,429,983
4.125%	03/15/35	7,241	6,154,183
4.200%	04/01/29(a)	735	685,401
4.900%	06/01/43	1,200	1,032,567
5.000%	04/01/49	2,779	2,447,936
5.250%	01/15/45	4,832	4,304,574
5.625%	12/01/40	1,075	1,020,888
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	2,445	1,767,735
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	5,761	5,717,793
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	553,867
Westlake Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/61	3,909	2,255,330
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	17,687,247
			361,551,818
Commercial Services — 1.4%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	2,025,555
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	13,000	12,994,547
3.300%	12/01/26(a)	4,800	4,415,980
4.200%	11/01/46	32,800	24,369,839
4.500%	02/15/45(a)	8,460	6,305,889
5.625%	03/15/42	1,000	905,853
6.700%	06/01/34	1,000	1,026,901
7.000%	10/15/37	3,623	3,799,299

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	03/08/30	4,050	$3,272,805
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	2,517,654
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,050	980,282
3.750%	06/01/23	3,425	3,393,338
4.000%	06/01/23	6,920	6,867,321
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	10,199,010
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	265,846
4.678%	07/01/2114	12,715	10,850,349
5.600%	07/01/2111	160	162,913
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44	2,800	2,665,233
Unsec’d. Notes, Series 2017
3.662%	12/01/57	17,262	13,445,531
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29(a)	9,200	7,879,194
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40	429	422,545
Unsec’d. Notes
5.625%	10/01/38	17,500	18,779,393
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	2,085,981
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48	4,345	3,570,844
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39	3,000	3,242,159
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	5,813,325
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48	6,475	5,022,574
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	3,000	2,317,474
Sr. Unsec’d. Notes, Series 2022
3.524%	04/15/54	6,100	4,780,240
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55	3,500	2,845,364
			167,223,238
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 1.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	11,410	$7,917,485
2.700%	08/05/51(a)	40,215	26,505,164
2.850%	08/05/61	77,200	48,738,532
3.250%	02/23/26	13,175	12,638,016
3.750%	09/12/47	8,110	6,585,551
3.750%	11/13/47	4,170	3,396,255
3.850%	08/04/46	10,700	8,863,096
4.650%	02/23/46	28,906	26,945,316
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30	1,875	1,640,499
			143,229,914
Distribution/Wholesale — 0.2%
Ferguson Finance PLC,
Sr. Unsec’d. Notes, 144A
4.650%	04/20/32	24,000	21,162,497
Diversified Financial Services — 0.1%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	10,000	9,802,110
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.625%	10/23/43	3,500	3,080,104
			12,882,214
Electric — 11.9%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	5,450	3,910,687
3.950%	06/01/28	6,240	5,752,710
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	6,821,751
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	2,636,274
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,080	1,934,565
3.750%	12/01/47	10,015	7,531,821
3.800%	06/15/49	10,675	8,029,576
4.000%	12/01/46	5,000	3,923,251
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44	4,500	3,637,100
Ameren Illinois Co.,
First Mortgage
3.700%	12/01/47	12,200	9,285,308
4.500%	03/15/49	1,155	988,992
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	6,388,496
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	5,270,522

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	11,020	$10,530,998
3.800%	06/01/29	9,750	8,662,943
Avista Corp.,
First Mortgage
4.350%	06/01/48	14,005	11,812,568
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/47	20,800	15,940,364
4.250%	09/15/48	14,575	12,169,908
4.550%	06/01/52(a)	3,965	3,416,005
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.500%	02/01/45	9,990	8,329,367
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	10,260	8,904,685
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49	8,960	6,424,942
4.250%	11/01/28	1,095	1,001,484
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	9,995	8,429,501
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	9,007,917
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.875%	03/01/24	9,250	9,083,524
4.875%	03/01/44	4,495	3,866,085
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	17,409	11,687,208
3.650%	06/15/46	18,950	14,386,816
3.700%	03/01/45	4,751	3,568,418
3.800%	10/01/42	3,615	2,871,732
4.000%	03/01/48	5,808	4,654,979
4.000%	03/01/49	4,240	3,376,622
4.350%	11/15/45	5,560	4,641,242
4.600%	08/15/43	2,000	1,764,326
First Mortgage, Series 123
3.750%	08/15/47	7,610	5,884,031
First Mortgage, Series 127
3.200%	11/15/49	4,455	3,066,128
First Mortgage, Series 131
2.750%	09/01/51	715	453,769
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	625	474,195
3.950%	03/01/43	4,905	3,821,181
5.700%	06/15/40	2,120	2,057,216
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	2,785	2,130,534
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50	12,680	$8,565,979
3.250%	08/15/46	5,075	3,635,953
3.500%	08/01/51	20,750	15,291,084
3.750%	02/15/50	3,500	2,684,629
4.350%	04/15/49	1,550	1,319,515
4.350%	08/31/64	6,840	5,347,123
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41	3,000	2,887,487
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	12/01/44	4,774	4,017,417
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30(a)	5,173	4,457,942
4.050%	09/15/42	1,340	1,050,697
4.900%	08/01/41	8,810	7,779,069
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	17,700	13,747,339
3.700%	06/01/46	1,305	1,003,596
3.750%	08/15/47	7,900	6,143,877
3.950%	06/15/42	5,800	4,510,861
4.300%	07/01/44	3,975	3,352,363
General Ref. Mortgage, Series A
4.000%	04/01/43	3,535	2,877,223
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	13,330	12,679,796
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	39,520	27,277,370
3.450%	04/15/51	610	435,517
3.700%	12/01/47	4,556	3,401,575
3.950%	03/15/48	7,724	6,056,024
4.250%	12/15/41	12,900	10,799,922
6.050%	04/15/38	2,505	2,576,693
First Ref. Mortgage
2.950%	12/01/26(a)	14,955	13,897,300
3.750%	06/01/45	20,530	15,598,017
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	7,695	5,453,168
Duke Energy Florida LLC,
First Mortgage
3.000%	12/15/51	14,895	9,826,206
3.400%	10/01/46	8,280	5,829,822
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43	400	352,290
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	1,500	1,486,287

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	$15,315,675
4.100%	03/15/43	1,200	981,363
4.150%	12/01/44	4,802	3,872,309
5.700%	04/01/35	500	494,230
6.125%	09/15/33	4,400	4,510,308
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	4,200,404
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46(a)	20,050	15,787,031
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	4,580	3,569,918
3.500%	04/06/28	23,797	20,391,706
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31(a)	2,500	2,099,238
4.200%	09/01/48	66,658	53,730,244
4.200%	04/01/50	20,550	16,384,777
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	9,018	6,774,765
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	18,180	12,848,410
4.500%	03/30/39	15,760	13,470,995
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	6,685	4,576,307
3.450%	04/15/50	4,420	3,138,226
4.100%	04/01/43	3,000	2,400,218
4.125%	03/01/42	3,010	2,433,730
4.250%	12/01/45	4,365	3,521,058
4.625%	09/01/43	2,780	2,244,673
Evergy Metro, Inc.,
General Ref. Mortgage, Series 2019
4.125%	04/01/49	1,220	976,299
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	4,217,191
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46	5,390	4,410,852
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44(a)	11,103	9,878,075
Florida Power & Light Co.,
First Mortgage
3.700%	12/01/47	3,870	3,009,303
3.950%	03/01/48	13,570	10,903,917
3.990%	03/01/49	25,600	20,911,354
4.050%	10/01/44	4,104	3,360,816
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	$4,317,259
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	16,803	13,415,115
5.400%	06/01/40	3,109	2,788,445
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	1,586,273
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51	4,995	3,303,427
Idaho Power Co.,
First Mortgage, Series K
4.200%	03/01/48	6,300	5,134,144
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	6,044,811
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	11,198,917
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43	675	553,752
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30	4,290	3,732,377
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	9,495,934
5.300%	07/01/43	1,000	886,478
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	1,000	983,454
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	7,084	5,691,915
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.000%	04/15/25	10,000	9,497,722
4.300%	01/15/29	6,315	5,892,129
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	12,000	11,109,148
3.650%	08/01/48	22,370	16,968,106
4.250%	05/01/46	4,500	3,802,069
4.250%	07/15/49	10,200	8,457,119
4.400%	10/15/44	18,980	16,146,503
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,575	2,524,054
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29(a)	8,350	7,622,049
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	6,525	4,951,242

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	$1,267,665
3.400%	08/15/42	8,450	6,454,513
3.600%	05/15/46	17,056	13,187,004
3.600%	09/15/47	11,350	8,650,406
4.000%	08/15/45	4,830	3,923,678
4.125%	05/15/44	8,520	7,100,587
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27(a)	794	781,331
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	3,253,417
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	6,734,639
4.550%	03/15/44	1,325	1,083,450
Oncor Electric Delivery Co. LLC,
First Mortgage
2.700%	11/15/51	3,045	1,941,803
Sr. Sec’d. Notes
3.700%	05/15/50	27,148	20,958,847
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40	4,200	2,696,952
3.950%	12/01/47	33,170	21,280,913
4.000%	12/01/46(a)	14,113	8,902,180
4.300%	03/15/45	10,000	6,686,445
4.500%	07/01/40	32,990	24,022,455
PacifiCorp,
First Mortgage
2.700%	09/15/30	8,309	6,929,312
4.125%	01/15/49	23,735	18,946,018
4.150%	02/15/50	21,800	17,520,692
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	6,070	3,911,631
3.000%	09/15/49	3,922	2,637,132
3.050%	03/15/51	1,200	819,539
3.700%	09/15/47	3,840	2,945,053
3.900%	03/01/48	10,494	8,300,807
First Ref. Mortgage
4.800%	10/15/43	1,575	1,387,116
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	17,260	15,362,209
3.600%	06/01/29	10,000	8,896,571
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	4,105	2,757,527
3.950%	06/01/47	5,845	4,674,692
4.125%	06/15/44	4,450	3,637,898
6.250%	05/15/39	500	519,549
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	$25,520,059
7.750%	03/01/31	8,824	9,763,092
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	7,394,841
3.700%	06/15/28	2,000	1,868,097
4.100%	06/15/48	4,735	3,858,814
4.300%	03/15/44	165	136,727
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
3.750%	03/15/24(a)	2,900	2,851,145
4.000%	06/01/44	2,000	1,566,533
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	16,004,355
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49	9,985	6,771,374
4.434%	11/15/41	1,787	1,479,138
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	6,375	5,819,453
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	31,545	26,054,840
5.350%	05/15/35(a)	6,997	6,609,434
5.350%	05/15/40	773	731,237
First Mortgage, Series TTT
4.100%	06/15/49	5,875	4,701,742
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	13,463,734
3.400%	02/01/28	21,790	19,723,937
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50(a)	16,130	11,049,154
First Ref. Mortgage
4.000%	04/01/47	28,115	20,549,112
4.050%	03/15/42	7,200	5,349,438
4.650%	10/01/43	1,950	1,601,665
5.500%	03/15/40	11,962	10,920,903
First Ref. Mortgage, Series 13-A
3.900%	03/15/43	5,000	3,671,678
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	2,912,560
4.125%	03/01/48	15,150	11,257,123
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	17,050	14,376,844
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	3,321,140
4.500%	08/15/41	550	472,323

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	$6,029,250
4.450%	06/15/49	13,580	11,420,611
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,057,447
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	6,917,900
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	5,075	2,967,439
4.000%	01/15/43	1,399	1,098,633
4.450%	02/15/44	1,210	1,019,107
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27(a)	2,765	2,590,870
3.800%	04/01/28	5,815	5,445,968
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	1,335	1,149,567
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	5,525	5,262,834
3.700%	01/30/27	24,065	21,246,527
4.300%	07/15/29	6,970	5,950,699
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	850	673,942
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	4,349,364
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	4,782,253
			1,420,322,650
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46	3,225	2,494,849
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25(a)	2,500	2,379,300
			4,874,149
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26(a)	5,007	4,406,160
5.500%	07/31/47	15,700	9,729,290
			14,135,450
Entertainment — 0.4%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	22,485	16,829,899
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
5.141%	03/15/52	34,275	$24,906,200
5.391%	03/15/62	4,850	3,515,687
			45,251,786
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	7,965	7,291,782
Foods — 2.2%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29	509	536,150
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	48,012	40,312,036
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
3.000%	05/15/32(a)	4,920	3,587,203
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26(a)	3,117	2,874,794
4.375%	06/01/46	8,181	6,372,864
4.625%	10/01/39	3,500	2,887,186
5.000%	07/15/35(a)	3,181	2,881,774
5.200%	07/15/45	33,974	29,539,751
Gtd. Notes, 144A
7.125%	08/01/39	5,165	5,425,105
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48	1,753	1,480,108
5.000%	04/15/42	1,150	1,013,720
5.150%	08/01/43	450	401,063
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	4,400	4,815,741
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	18,313,262
4.125%	04/01/54	11,735	9,381,153
4.200%	04/01/59	10,575	8,464,843
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	7,800	5,126,363
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38	35,000	29,533,833
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25(a)	7,600	7,314,670
4.500%	04/01/46	4,255	3,459,109
4.850%	10/01/45	1,585	1,342,973
6.600%	04/01/50	5,646	5,912,056
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27	14,835	13,719,544
4.550%	06/02/47	4,660	3,845,073
5.100%	09/28/48	52,197	46,361,576

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
5.150%	08/15/44		1,075	$959,675
				255,861,625
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.250%	06/01/28		2,960	3,218,020
Gas — 1.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49		13,650	9,747,899
4.125%	10/15/44		5,120	4,147,613
5.750%	10/15/52		13,325	13,333,523
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47		7,945	6,388,520
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44		10,310	8,660,732
5.650%	02/01/45		2,260	2,113,654
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48		14,125	11,172,601
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		12,500	10,990,908
4.650%	08/01/43		5,960	4,909,668
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44		2,500	1,982,169
First Mortgage, Series VV
4.300%	01/15/49		8,650	6,957,191
First Mortgage, Series WW
3.950%	02/15/50		26,720	20,393,427
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48		11,445	8,934,752
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26		9,414	8,732,053
3.950%	10/01/46		5,520	4,096,792
4.400%	06/01/43		750	599,362
4.400%	05/30/47		27,369	21,452,604
				144,613,468
Healthcare-Products — 1.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		395	379,933
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51		1,410	899,115
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	44,100	28,549,456
1.800%	09/18/49	EUR	7,500	4,461,251
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
5.000%	03/15/42		2,216	$1,903,063
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	880	741,450
1.625%	10/15/50	EUR	29,715	17,512,000
2.250%	03/07/39	EUR	4,120	3,168,631
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		1	904
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
1.625%	10/18/41	EUR	6,765	4,389,875
2.000%	10/18/51	EUR	6,550	4,050,483
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41		2,485	1,743,871
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	32,150	21,217,351
1.875%	10/01/49	EUR	45,875	28,165,832
				117,183,215
Healthcare-Services — 3.1%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28		7,005	6,537,017
4.272%	08/15/48		8,950	7,577,271
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42		1,865	1,437,380
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		3,338	2,822,293
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46		17,663	14,231,515
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47		6,650	5,593,954
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		2,875	2,429,564
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48		12,000	9,757,108
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47		3,265	2,636,315
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/50		14,965	9,933,718
3.600%	03/15/51(a)		3,360	2,416,915
3.650%	12/01/27(a)		6,550	6,095,679
3.700%	09/15/49		8,819	6,449,020
4.101%	03/01/28		4,075	3,845,706

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.625%	05/15/42(a)	2,600	$2,248,167
4.650%	01/15/43	1,000	861,967
4.850%	08/15/54	510	444,669
5.100%	01/15/44	720	656,961
HCA, Inc.,
Gtd. Notes
5.250%	04/15/25	3,500	3,433,884
5.250%	06/15/49	33,928	27,553,895
5.375%	02/01/25	24,080	23,796,547
5.500%	06/15/47	10,000	8,427,943
5.875%	02/01/29	5,400	5,270,603
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	21,125	17,580,354
Inova Health System Foundation,
Unsec’d. Notes
4.068%	05/15/52	5,000	4,102,255
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	10,969	9,182,221
4.875%	04/01/42(a)	1,000	940,777
Unsec’d. Notes, Series 2021
3.002%	06/01/51	11,245	7,430,259
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	2,390	1,986,920
Unsec’d. Notes, Series 2020
2.955%	01/01/50	3,405	2,277,983
MidMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50	5,230	3,630,156
MultiCare Health System,
Unsec’d. Notes
2.803%	08/15/50	2,840	1,756,648
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	3,400	3,003,639
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	640	523,035
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	2,225	1,563,016
Novant Health, Inc.,
Unsec’d. Notes
4.371%	11/01/43	2,150	1,791,562
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	12,075	9,957,167
4.784%	07/01/44	7,305	6,542,109
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43	700	706,125
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	2,000	1,398,478
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	3,300	$2,335,872
Unsec’d. Notes
4.089%	10/01/48	2,208	1,830,024
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50	3,725	2,434,037
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	10,560	8,824,356
3.450%	06/01/26	4,715	4,454,044
4.250%	04/01/24	1,400	1,384,927
4.700%	03/30/45	7,800	6,458,511
5.750%	01/30/40	1,251	1,220,612
6.950%	07/01/37	1,704	1,808,029
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
2.607%	12/13/51	19,500	12,669,635
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes
3.949%	07/01/46	4,860	3,933,299
Unsec’d. Notes
3.477%	07/01/49	1,745	1,272,791
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	3,150	2,801,544
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28	2,400	2,207,452
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	5,400	4,614,249
Sr. Unsec’d. Notes
2.328%	11/15/50	5,688	3,289,531
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	5,000	3,643,554
3.950%	10/15/42	2,060	1,668,514
4.000%	05/15/29	12,770	11,898,627
4.250%	04/15/47	13,715	11,451,747
4.250%	06/15/48(a)	13,865	11,498,114
4.450%	12/15/48	2,000	1,693,085
4.625%	11/15/41	4,601	4,123,112
4.750%	07/15/45	6,770	6,095,044
4.750%	05/15/52(a)	10,905	9,751,677
4.950%	05/15/62	7,570	6,779,920
5.800%	03/15/36(a)	3,945	4,006,728
			362,979,830
Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
4.750%	02/15/23	8,500	8,496,990

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25(a)	915	$884,684
			9,381,674
Household Products/Wares — 0.4%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25	23,175	21,781,603
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/26/24(a)	21,245	20,465,224
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43	425	328,474
			42,575,301
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.100%	04/01/23	4,019	4,021,255
Insurance — 2.2%
Allstate Corp. (The),
Sub. Notes, Series B
5.750%(ff)	08/15/53	800	737,071
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45	15,000	12,926,999
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,435	3,280,878
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	7,568,725
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	3,865	2,490,201
4.300%	05/15/43	2,250	1,923,054
4.400%	05/15/42	645	568,226
Chubb INA Holdings, Inc.,
Gtd. Notes
2.850%	12/15/51	8,570	5,606,512
3.050%	12/15/61	10,935	6,922,388
CNA Financial Corp.,
Sr. Unsec’d. Notes
4.500%	03/01/26	19,363	18,900,052
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	10/15/52	15,000	9,316,357
3.500%	10/15/50	5,045	3,357,057
4.868%	06/01/44	14,360	12,026,380
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	465	392,384
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	9,999	$6,336,365
3.951%	10/15/50	36,115	24,480,026
4.250%	06/15/23	1,243	1,231,002
4.569%	02/01/29	5,880	5,407,998
5.500%	06/15/52	11,020	9,606,694
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	4,366,771
7.000%	06/15/40	6,248	6,509,493
Markel Corp.,
Sr. Unsec’d. Notes
3.450%	05/07/52	11,395	7,542,224
3.500%	11/01/27	5,000	4,539,755
4.150%	09/17/50	8,815	6,684,014
4.300%	11/01/47	4,479	3,471,406
5.000%	03/30/43	100	86,386
5.000%	04/05/46	3,270	2,781,203
5.000%	05/20/49	18,590	16,024,162
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	6,880	5,433,119
Progressive Corp. (The),
Jr. Sub. Notes, Series B
5.375%(ff)	03/15/23(oo)	4,000	3,735,940
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	1,797,991
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	21,692,077
4.900%	09/15/44	350	312,070
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51(a)	37,734	25,143,402
5.750%	08/15/42	5,540	4,788,291
7.250%	03/15/28	2,707	2,752,876
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44(a)	2,675	2,288,848
XLIT Ltd. (Bermuda),
Gtd. Notes
5.250%	12/15/43	2,962	2,825,556
			255,853,953
Internet — 0.5%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52(a)	15,695	12,896,334
4.100%	04/13/62(a)	61,891	49,667,169
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30(a)	3,715	2,812,627
			65,376,130

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.1%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30	10,000	$8,450,461
Lodging — 0.4%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34	13,500	11,456,318
5.000%	10/15/27(a)	12,845	12,406,874
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	20,824,462
			44,687,654
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
6.050%	08/15/36	2,200	2,361,416
Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50(a)	3,385	2,778,518
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28(a)	46,281	43,028,852
			45,807,370
Media — 4.3%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	146,108
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	26,750	19,132,018
5.375%	04/01/38	13,155	10,641,098
5.375%	05/01/47	56,457	43,474,166
5.750%	04/01/48	76,467	61,831,755
6.384%	10/23/35	17,423	16,054,573
6.484%	10/23/45	10,574	9,341,810
6.834%	10/23/55	10,596	9,738,332
Comcast Corp.,
Gtd. Notes
2.887%	11/01/51	35,965	22,464,351
2.937%	11/01/56	59,274	35,385,953
3.250%	11/01/39	54,500	40,079,101
3.300%	02/01/27	3,245	3,021,385
3.400%	07/15/46	12,867	9,053,161
3.450%	02/01/50(a)	54,000	37,652,941
3.750%	04/01/40	14,385	11,296,883
3.900%	03/01/38(a)	18,880	15,438,052
3.969%	11/01/47	13,145	10,054,101
3.999%	11/01/49(a)	10,302	7,888,618
4.000%	03/01/48	5,843	4,493,948
4.049%	11/01/52	3,299	2,516,415
4.200%	08/15/34	10,000	8,809,590
4.250%	01/15/33(a)	6,090	5,528,523
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	3,800	$3,631,637
4.000%	09/15/55	8,215	4,890,865
4.125%	05/15/29	17,100	14,623,274
5.200%	09/20/47	5,000	3,698,079
5.300%	05/15/49	35,722	26,738,810
Paramount Global,
Jr. Sub. Notes
6.250%(ff)	02/28/57	2,835	2,471,650
Sr. Unsec’d. Notes
3.700%	06/01/28	2,130	1,905,124
4.375%	03/15/43	8,820	5,897,958
5.250%	04/01/44	25,741	18,895,574
5.850%	09/01/43	21,205	16,926,840
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	3,050	2,409,547
5.875%	11/15/40	7,590	6,288,861
6.550%	05/01/37	2,785	2,526,103
6.750%	06/15/39	4,700	4,159,512
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24(a)	4,600	4,502,250
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51(a)	1,215	904,881
5.400%	10/01/43	9,675	9,286,076
7.700%	10/30/25	1,129	1,211,372
			515,011,295
Mining — 1.9%
AngloGold Ashanti Holdings PLC (South Africa),
Gtd. Notes
3.375%	11/01/28	12,250	9,947,000
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	5	4,544
6.450%	10/15/35	5,000	5,084,534
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36	15,000	15,002,329
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	1,300	1,236,215
5.750%	05/01/43	8,314	7,830,404
7.500%	09/15/38	10,946	12,181,756
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	27,086	26,279,571
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43(a)	3,528	3,353,461
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.200%	04/14/52	3,000	2,302,500

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27(a)	24,087	$22,313,354
5.950%	03/15/24	8,220	8,254,193
6.875%	09/01/41	11,304	10,741,354
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32	8,975	6,817,841
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.750%	11/02/51	21,586	13,881,285
5.200%	11/02/40	860	832,938
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.750%	03/22/42	6,395	5,800,525
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	10,177	10,493,944
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30(a)	10,000	8,508,807
5.200%	03/01/42	3,060	2,464,427
5.400%	02/01/43	42,680	35,225,340
6.000%	08/15/40(a)	6,627	5,860,649
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,112,986
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	6,059	4,467,848
4.625%	12/15/27	5,811	5,249,213
			226,247,018
Miscellaneous Manufacturing — 0.5%
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	31,529	28,174,674
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	11,200	10,477,103
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29(a)	4,175	3,681,566
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.300%	09/15/46	5,239	3,841,708
4.400%	05/27/45(a)	8,260	7,085,212
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	8,656,784
			61,917,047
Office/Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	57,895	50,233,655
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Office/Business Equipment (cont’d.)
Xerox Corp.,
Sr. Unsec’d. Notes
4.625%	03/15/23	5,358	$5,310,398
			55,544,053
Oil & Gas — 4.6%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26(a)	13,500	12,257,500
3.000%	01/15/25	2,800	2,619,539
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40	15,688	12,690,994
5.250%	02/01/42	7,500	6,115,296
BP Capital Markets America, Inc.,
Gtd. Notes
3.060%	06/17/41	13,255	9,479,626
3.119%	05/04/26	6,752	6,311,496
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	21,970	21,185,126
6.450%	06/30/33	2,000	1,986,313
6.500%	02/15/37	370	359,291
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52(a)	16,394	11,148,246
5.250%	06/15/37	43,790	38,359,830
5.400%	06/15/47(a)	43,262	37,007,755
6.750%	11/15/39(a)	11,798	11,707,114
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50	4,030	2,862,354
Chevron USA, Inc.,
Gtd. Notes
6.000%	03/01/41	3,550	3,740,706
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	847	726,342
4.300%	11/15/44	3,330	2,767,279
Gtd. Notes, 144A
3.758%	03/15/42	6,810	5,469,218
4.025%	03/15/62	9,616	7,310,825
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	2,525	2,448,739
4.500%	04/15/23	302	300,352
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	3,675	2,997,980
5.000%	06/15/45(a)	14,051	11,707,983
5.600%	07/15/41	21,825	19,590,884
5.875%	06/15/28(a)	7,125	7,138,603
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	11,145	10,282,567
3.500%	12/01/29(a)	9,490	8,192,624

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.250%	03/15/52	8,000	$5,867,903
4.400%	03/24/51	5,000	3,776,088
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23	1,635	1,615,398
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	4,067	3,475,812
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30(a)	3,260	2,702,516
3.250%	11/18/49	6,000	4,314,581
3.625%	04/06/40(a)	1,380	1,105,403
3.950%	05/15/43	2,796	2,281,538
7.750%	06/15/23	1,200	1,226,105
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.567%	03/06/45	4,370	3,306,968
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27	13,684	12,781,939
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28	10,000	8,953,289
5.000%	09/15/54	9,375	7,513,438
5.125%	12/15/26	13,890	13,672,054
5.850%	12/15/45	3,110	2,711,692
6.500%	03/01/41	10,163	10,063,012
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.200%	03/15/40(a)	14,766	14,285,460
6.450%	09/15/36(a)	24,652	24,544,576
7.500%	05/01/31	4,290	4,483,819
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31	1,000	1,042,265
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	6,575	4,979,905
6.350%	02/12/48	2,025	1,080,641
6.950%	01/28/60	6,100	3,354,451
7.690%	01/23/50	12,200	7,426,140
Phillips 66,
Gtd. Notes
2.150%	12/15/30	11,715	9,040,623
3.300%	03/15/52	13,505	8,865,567
4.650%	11/15/34	8,200	7,330,268
Phillips 66 Co.,
Gtd. Notes, 144A
3.550%	10/01/26(a)	11,680	10,845,695
4.680%	02/15/45	500	413,929
4.900%	10/01/46	6,500	5,583,538
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	4,820	3,691,034
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	10,000	$9,426,782
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10,000	9,611,913
4.000%	05/10/46	3,000	2,392,500
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)	9,853	6,937,806
5.950%	12/01/34(a)	1,000	961,622
6.500%	06/15/38	3,900	3,863,240
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29(a)	20,000	18,260,364
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	12/01/51	37,350	25,476,749
4.350%	06/01/28(a)	25,440	24,346,815
			550,378,020
Oil & Gas Services — 0.3%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	4,000	4,145,868
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43	9,350	7,472,883
5.000%	11/15/45(a)	1,835	1,526,880
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	18,479	16,706,443
4.000%	12/21/25(a)	1,210	1,166,249
			31,018,323
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	2,715	2,152,601
Ball Corp.,
Gtd. Notes
4.000%	11/15/23(a)	975	956,611
WestRock MWV LLC,
Gtd. Notes
7.950%	02/15/31	2,487	2,761,276
WRKCo, Inc.,
Gtd. Notes
3.900%	06/01/28	7,810	7,176,939
4.900%	03/15/29(a)	3,190	3,046,579
			16,094,006
Pharmaceuticals — 6.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	91,680	74,246,917
4.250%	11/21/49	40,832	32,764,220

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.300%	05/14/36(a)		2,500	$2,166,853
4.400%	11/06/42		950	788,718
4.500%	05/14/35		14,945	13,334,136
4.550%	03/15/35		42,638	38,308,608
4.625%	10/01/42		3,115	2,647,157
4.700%	05/14/45		46,155	39,210,745
4.875%	11/14/48		12,407	10,894,559
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
4.300%	12/15/47(a)		6,155	4,922,400
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.600%	07/15/42		1,000	651,510
4.700%	07/15/64		3,246	2,385,895
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		11,500	7,682,164
3.400%	07/26/29		5,204	4,727,900
3.700%	03/15/52		7,290	5,596,276
3.900%	03/15/62		11,580	8,769,687
4.250%	10/26/49		14,610	12,240,094
4.350%	11/15/47(a)		22,307	19,077,357
4.550%	02/20/48		34,941	30,696,527
4.625%	05/15/44		6,837	6,126,511
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		1,500	1,452,259
4.600%	03/15/43		5,964	4,802,023
4.900%	09/15/45		16,736	14,030,352
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27		17,240	15,873,189
4.375%	10/15/28(a)		25,005	23,614,027
4.500%	02/25/26		16,905	16,498,378
4.800%	07/15/46		42,235	36,245,827
4.900%	12/15/48		27,425	23,753,913
5.375%	02/15/42		3,650	3,473,335
Sr. Unsec’d. Notes
2.375%	03/15/31		16,605	13,202,937
3.200%	03/15/40		9,125	6,586,508
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		57,035	49,927,289
3.875%	07/20/25(a)		1,178	1,142,689
4.300%	03/25/28		9,442	8,930,410
4.780%	03/25/38		40,326	35,342,830
5.125%	07/20/45		43,765	38,303,459
5.300%	12/05/43		20,115	18,056,658
6.250%	06/01/27		1,000	1,040,107
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	12,000	7,787,346
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28		11,490	10,822,855
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	8,585	$5,717,707
2.450%	09/01/60	13,430	7,870,411
3.400%	01/15/38	4,365	3,626,497
3.625%	03/03/37	8,185	7,080,325
4.375%	12/05/33(a)	4,000	3,853,327
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22	6,200	6,183,033
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	3,175	3,099,177
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51	7,255	4,720,397
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	34,101	23,512,242
5.400%	11/29/43	4,169	3,037,332
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45	4,625	3,901,946
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.100%	09/15/38	4,970	4,363,331
4.400%	05/15/44	6,410	5,719,662
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23(a)	31,082	30,398,591
3.200%	09/23/26	4,755	4,387,877
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	2,375	1,681,928
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	43,168	30,350,339
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	4,605	2,862,901
4.000%	06/22/50	5,815	3,474,657
			803,966,305
Pipelines — 7.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	4,460	3,593,981
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	20,000	16,858,078
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48	8,381	6,599,594
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32(a)	5,000	3,938,820

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.125%	05/15/29	6,975	$6,540,287
5.375%	07/15/25(a)	27,350	26,591,995
5.600%	04/01/44	5,579	4,996,450
8.125%	08/16/30	1,000	1,063,751
Gtd. Notes, 144A
6.450%	11/03/36	10,766	9,796,745
6.750%	09/15/37	890	861,228
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	915	746,595
Energy Transfer LP,
Gtd. Notes
5.350%	05/15/45	2,875	2,319,101
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	26,000	21,553,943
Sr. Unsec’d. Notes
4.200%	04/15/27	5,000	4,626,383
4.900%	03/15/35	5,735	4,839,976
5.000%	05/15/50(a)	22,385	17,492,142
5.150%	02/01/43	4,450	3,503,651
5.300%	04/01/44	12,420	9,918,177
5.300%	04/15/47	2,500	1,999,387
5.400%	10/01/47	29,625	24,032,880
6.000%	06/15/48	5,083	4,403,796
6.125%	12/15/45	28,335	24,761,299
6.250%	04/15/49	43,065	38,466,018
7.500%	07/01/38	11,000	11,151,732
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	19,814	17,385,296
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47	4,900	3,606,143
5.600%	04/01/44	1,651	1,269,764
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60	10,390	7,151,479
4.150%	10/16/28(a)	6,750	6,278,833
4.200%	01/31/50	25,110	19,165,226
4.250%	02/15/48	18,060	13,964,617
4.450%	02/15/43	7,935	6,428,237
4.800%	02/01/49	5,698	4,695,375
4.850%	08/15/42	1,990	1,688,484
4.850%	03/15/44	5,775	4,827,138
4.900%	05/15/46	34,397	29,332,311
4.950%	10/15/54	3,110	2,535,410
5.100%	02/15/45	6,532	5,593,303
5.375%(ff)	02/15/78	7,380	5,574,768
6.125%	10/15/39	3,937	3,865,793
Gtd. Notes, Series D, 3 Month LIBOR + 2.986%
5.908%(c)	08/16/77(a)	4,312	3,862,969
Gtd. Notes, Series D
6.875%	03/01/33	55	58,514
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24(a)	2,620	2,449,723
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	19,904	$17,342,185
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	11,190	8,746,400
5.000%	08/15/42	2,010	1,647,660
5.000%	03/01/43	1,176	952,875
5.400%	09/01/44	878	745,333
6.500%	02/01/37	900	875,384
6.500%	09/01/39	5,545	5,306,522
6.550%	09/15/40	4,370	4,169,132
Gtd. Notes, MTN
6.950%	01/15/38	575	577,534
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	40,709	26,913,560
5.050%	02/15/46	7,759	6,353,020
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	19,570	13,938,551
4.200%	03/15/45	4,130	2,918,025
4.850%	02/01/49	25,700	20,805,411
5.150%	10/15/43	820	688,081
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A
3.900%	04/01/24	8,625	8,326,164
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	5,016	4,839,224
4.500%	04/15/38	6,469	5,196,617
4.700%	04/15/48	35,677	27,296,689
4.875%	12/01/24	1,566	1,548,463
4.900%	04/15/58	9,705	7,262,599
4.950%	03/14/52(a)	4,017	3,159,291
5.200%	03/01/47	2,690	2,216,707
5.200%	12/01/47	14,490	11,813,624
5.500%	02/15/49	41,665	35,508,483
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	8,392	7,815,860
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	1,325	1,176,124
6.200%	09/15/43	18,615	16,279,089
6.850%	10/15/37	1,742	1,666,139
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	8,745	7,119,068
3.400%	09/01/29	6,095	5,122,526
4.450%	09/01/49	10,085	7,185,965
4.500%	03/15/50	18,730	13,520,871
4.550%	07/15/28	15,725	14,400,988
4.950%	07/13/47	31,318	24,177,151
5.200%	07/15/48	16,565	13,274,763

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,215	$3,516,091
5.150%	06/01/42	10,906	8,267,983
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47	1,250	1,019,002
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45	565	448,550
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30(a)	4,710	3,867,495
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.600%	03/15/48	2,100	1,731,928
5.400%	08/15/41	1,560	1,433,264
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25(a)	4,925	4,594,057
5.300%	03/01/48	11,885	9,754,970
5.450%	04/01/44	3,175	2,623,319
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	3,770	3,206,605
3.500%	10/15/51	17,225	11,442,868
3.700%	01/15/23	5,375	5,371,687
3.750%	06/15/27	990	911,234
4.300%	03/04/24	9,900	9,772,938
4.850%	03/01/48	10,780	8,917,039
4.900%	01/15/45(a)	9,062	7,357,847
5.400%	03/04/44	16,409	14,335,394
5.750%	06/24/44(a)	13,955	12,621,524
5.800%	11/15/43	3,434	3,144,752
6.300%	04/15/40	12,660	12,320,761
			847,934,778
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27	4,600	4,256,877
Real Estate Investment Trusts (REITs) — 1.0%
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29(a)	1,265	1,119,168
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	4,850	4,695,356
3.850%	02/01/25	5,300	5,095,159
3.900%	03/15/27	11,645	10,588,238
4.125%	05/15/29	6,449	5,597,450
Realty Income Corp.,
Sr. Unsec’d. Notes
3.875%	07/15/24	400	392,731
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24(a)	10,000	$8,812,147
Simon Property Group LP,
Sr. Unsec’d. Notes
3.800%	07/15/50(a)	4,300	3,008,381
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	3,719	3,505,354
4.700%	06/01/27	2,020	1,876,619
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28(a)	11,554	10,595,324
4.400%	01/15/29	17,246	15,903,889
Welltower, Inc.,
Sr. Unsec’d. Notes
2.750%	01/15/31	6,635	5,236,600
3.100%	01/15/30(a)	7,500	6,246,152
4.000%	06/01/25	12,865	12,363,760
4.250%	04/01/26	3,070	2,943,609
4.250%	04/15/28	9,620	8,950,478
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.000%	04/15/30	5,600	4,953,868
7.375%	03/15/32	3,992	4,318,346
			116,202,629
Retail — 1.7%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	20,000	17,876,886
4.500%	07/26/47	15,758	12,004,239
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	4,570	3,228,713
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	9,490	8,566,454
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24(a)	17,675	16,975,763
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	5,000	4,846,153
4.200%	05/15/28	29,165	27,172,361
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	06/15/47	20,500	16,316,878
4.200%	04/01/43	5,422	4,555,817
4.250%	04/01/46	9,395	7,887,525
4.400%	03/15/45	15,945	13,570,583
5.875%	12/16/36(a)	8,382	8,719,185
Macy’s Retail Holdings LLC,
Gtd. Notes
4.300%	02/15/43	8,994	5,099,144
5.125%	01/15/42	1,875	1,153,842

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50(a)		4,675	$3,756,069
4.600%	05/26/45		5,325	4,505,205
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29		7,745	7,047,546
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)		4,500	4,263,034
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/50(a)		55,540	39,728,686
4.650%	06/01/46		1,002	782,022
				208,056,105
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.363%(ff)	08/01/24		1,765	1,740,133
Semiconductors — 1.2%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
4.393%	06/01/52		13,350	11,306,839
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41		10,000	6,744,339
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		50,673	35,528,384
Entegris Escrow Corp.,
Sr. Sec’d. Notes, 144A
4.750%	04/15/29(a)		46,830	41,543,562
Intel Corp.,
Sr. Unsec’d. Notes
4.750%	03/25/50(a)		7,521	6,485,518
4.900%	08/05/52(a)		11,229	9,909,949
5.050%	08/05/62		5,630	4,887,317
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		26,200	26,020,501
				142,426,409
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27		3,440	3,074,277
Software — 2.2%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	18,000	17,410,660
Fiserv, Inc.,
Sr. Unsec’d. Notes
0.375%	07/01/23	EUR	23,075	22,177,739
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		19,949	13,120,660
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
2.675%	06/01/60	63,513	$40,228,014
2.921%	03/17/52	77,381	54,711,961
3.041%	03/17/62(a)	45,717	31,189,497
Oracle Corp.,
Sr. Unsec’d. Notes
3.800%	11/15/37	21,055	15,335,917
3.900%	05/15/35	7,346	5,631,411
4.000%	07/15/46	30,190	20,432,703
4.100%	03/25/61	4,000	2,531,860
4.125%	05/15/45	1,300	882,696
4.300%	07/08/34	12,200	9,964,419
4.375%	05/15/55	30,959	20,996,692
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	5,985	5,599,868
			260,214,097
Telecommunications — 3.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	36,400	26,242,036
3.500%	09/15/53	71,137	47,398,185
3.550%	09/15/55	69,667	45,748,802
3.650%	09/15/59	132,309	85,899,861
3.800%	12/01/57	22,245	15,051,329
4.500%	05/15/35	22,285	19,292,309
4.650%	06/01/44	19,400	15,764,790
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	1,675	1,936,719
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	1,000	1,146,086
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29(a)	27,700	25,526,491
5.500%	09/01/44	156	132,082
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24(a)	8,786	8,280,805
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes
3.000%	02/15/41	25,725	17,159,867
3.300%	02/15/51	24,035	15,673,511
3.400%	10/15/52	1,680	1,110,214
4.375%	04/15/40	3,205	2,620,930
4.500%	04/15/50(a)	4,300	3,458,418
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	6,875	4,459,024
3.700%	03/22/61	49,135	33,436,357
4.000%	03/22/50	14,305	10,921,399
			381,259,215

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 1.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	3,535	$2,900,122
4.375%	09/01/42	8,705	7,484,261
4.400%	03/15/42	10,600	9,077,200
4.450%	03/15/43	11,312	9,810,683
4.550%	09/01/44	2,455	2,144,489
4.700%	09/01/45	3,040	2,689,495
5.150%	09/01/43	4,633	4,377,248
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.400%	08/05/52(a)	6,500	5,596,484
4.500%	11/07/43	2,000	1,661,164
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
4.800%	09/15/35	1,645	1,501,093
6.125%	09/15/2115	14,400	13,710,865
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26(a)	5,890	5,359,423
3.350%	11/01/25	10,250	9,758,200
4.500%	08/01/54	10,400	8,666,241
4.750%	05/30/42	5,000	4,423,696
5.500%	04/15/41	1,682	1,636,655
6.150%	05/01/37	1,000	1,035,972
6.220%	04/30/40(a)	531	554,679
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	825	617,253
4.250%	05/15/30	5,095	4,618,365
4.500%	02/01/65	2,115	1,608,728
4.550%	04/01/46	6,975	5,520,506
4.750%	11/15/45	2,925	2,369,068
5.100%	01/15/44(a)	3,084	2,624,772
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	2,680	2,158,354
4.950%	08/15/45	10,000	8,738,419
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.942%	11/01/47	3,667	2,855,887
3.950%	10/01/42	1,140	924,755
4.050%	08/15/52(a)	1,585	1,224,195
4.100%	05/15/2121	10,745	7,211,801
4.650%	01/15/46	700	606,948
4.800%	08/15/43	852	723,231
4.837%	10/01/41	1,080	964,922
5.590%	05/17/25	3,000	3,019,249
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62	1,400	849,682
3.350%	08/15/46	4,300	3,089,630
3.799%	04/06/71	23,845	16,829,737
3.875%	02/01/55	4,805	3,668,972
3.950%	08/15/59	5,100	3,862,011
			166,474,455
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26(a)	4,325	$3,721,774
3.400%	11/15/26	4,275	3,871,271
4.125%	08/01/23	20,000	19,806,161
			27,399,206
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/47(a)	7,370	5,539,951
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24(a)	5,000	4,864,721
			10,404,672

Total Corporate Bonds (cost $12,681,858,098)			10,222,707,065
Municipal Bonds — 1.7%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	8,315,786
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	9,809,702
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,050	1,116,017
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.563%	05/15/53	4,375	3,857,944
			23,099,449
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	5,000	4,302,217
Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	100	104,534
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	7,605	7,229,158
			7,333,692
Michigan — 0.2%
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	5,450	3,991,759
University of Michigan,
Revenue Bonds, Series C
3.599%	04/01/47	5,000	4,173,690

A22

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Michigan (cont’d.)
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	19,144	$15,266,022
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,810	3,361,306
			26,792,777
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	14,819,065
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	333,404
			15,152,469
New Jersey — 0.3%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	34,466,659
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	6,262,759
			40,729,418
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,119,491
Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	6,089	5,121,196
4.800%	06/01/2111	1,300	1,100,518
			6,221,714
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	8,011,787
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	3,727,727
			11,739,514
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	13,722	12,177,634
Texas — 0.3%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	1,025	843,623
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	6,350,927
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas (cont’d.)
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	$12,854,811
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	22,905	17,338,832
			37,388,193
Virginia — 0.2%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	15,810	10,423,141
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	8,298,275
			18,721,416

Total Municipal Bonds (cost $249,237,890)			204,777,984
Sovereign Bond — 0.2%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.950%	01/11/23	23,800	23,655,772
(cost $23,798,533)
U.S. Treasury Obligations(k) — 0.4%
U.S. Treasury Bonds
1.875%	11/15/51	8,000	5,286,250
2.250%	02/15/52	9,200	6,680,063
2.875%	05/15/52(a)	38,360	32,156,469
U.S. Treasury Notes
0.625%	08/15/30	4,800	3,761,250
1.375%	11/15/31	2,195	1,784,123

Total U.S. Treasury Obligations (cost $58,163,478)			49,668,155

	Shares
Preferred Stocks — 0.2%
Capital Markets — 0.1%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	335,000	8,190,750
Diversified Financial Services — 0.1%
SCE Trust V, 5.450%(c), 3 Month LIBOR + 3.790%, Series K, Maturing 03/15/26(oo)	565,000	11,571,200

Total Preferred Stocks (cost $22,500,000)		19,761,950

Total Long-Term Investments (cost $14,042,281,050)		11,453,877,166

A23

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Short-Term Investments — 4.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	252,684,910	$252,684,910
PGIM Institutional Money Market Fund (cost $274,458,468; includes $273,722,202 of cash collateral for securities on loan)(b)(wa)	274,686,003	274,493,723

Total Short-Term Investments (cost $527,143,378)		527,178,633

TOTAL INVESTMENTS—100.7% (cost $14,569,424,428)		11,981,055,799

Liabilities in excess of other assets(z) — (0.7)%		(86,956,530)

Net Assets — 100.0%		$11,894,099,269

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $269,015,565; cash collateral of $273,722,202 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
234	2 Year U.S. Treasury Notes	Dec. 2022	$48,061,406	$(796,008)
12,555	10 Year U.S. Treasury Notes	Dec. 2022	1,406,944,688	(71,458,746)
1,392	10 Year U.S. Ultra Treasury Notes	Dec. 2022	164,930,257	(10,544,530)
488	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	66,856,000	(895,866)
				(83,695,150)
Short Positions:
164	5 Year Euro-Bobl	Dec. 2022	19,247,202	502,142
4,397	5 Year U.S. Treasury Notes	Dec. 2022	472,711,841	16,602,060
1,872	10 Year Euro-Bund	Dec. 2022	254,081,177	13,022,589
737	20 Year U.S. Treasury Bonds	Dec. 2022	93,161,406	7,177,271
164	Euro Schatz Index	Dec. 2022	17,224,438	153,416
				37,457,478
				$(46,237,672)
A24

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/04/22	UBS AG	EUR	249,371	$240,750,897	$244,462,595	$3,711,698	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/04/22	Barclays Bank PLC	EUR	249,371	$248,989,621	$244,462,595	$4,527,026	$—
Expiring 11/02/22	UBS AG	EUR	249,371	241,253,380	244,952,896	—	(3,699,516)
				$490,243,001	$489,415,491	4,527,026	(3,699,516)
						$8,238,724	$(3,699,516)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at September 30, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/32	1.000%(Q)	821,920		$19,467,007		$23,752,456		$4,285,449
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A25